LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LEASES
LEASES

6.    LEASES:

The Company has operating leases consisting of office space, lab space, and equipment with remaining lease terms of 1 to 3 years, subject to certain renewal options as applicable.

In April 2022, the Company renewed its lease for research & development, engineering, testing and corporate offices in Manchester. The renewed lease term expires in 2025 with an option for the Company to end the lease in 2024.

There was no sublease rental income for the three and six months ended June 30, 2022 and 2021. The Company is not the lessor in any lease agreement, and no related party transactions for lease arrangements have occurred.

The table below presents certain information related to the lease costs for the Company’s operating and finance leases for the periods ended:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Operating lease cost	$68	$52	$131	$99
Short-term lease cost	2	13	4	26
Variable lease cost	41	64	95	98
Total lease cost	$111	$129	$230	$223

The total lease cost is included in the unaudited condensed consolidated statements of operations as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$105	$120	$218	$207
Selling, general and administrative	6	9	12	16
Total lease cost	$111	$129	$230	$223

Right of use lease assets and lease liabilities for our operating leases were recorded in the unaudited condensed consolidated balance sheet as follows:

	June 30,	December 31,
	2022	2021
Assets
Operating lease right of use assets	$549	$154
Total lease assets	$549	$154
Liabilities
Current liabilities:
Operating lease liability – current portion	$208	$87
Noncurrent liabilities:
Operating lease liability, net of current portion	320	28
Total lease liabilities	$528	$115

The Company had no right of use lease assets and lease liabilities for financing leases as of June 30, 2022 and December 31, 2021.

The table below presents certain information related to the cash flows for the Company’s operating leases for the periods ended:

	For the Six Months Ended June 30,
	2022	2021
Operating cash outflows from operating leases	$115	$120
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$539	$86

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating and finance leases as of the period ended:

	For the Six Months Ended June 30,
	2022	2021
Weighted average remaining lease term (in years) – operating leases	2.66	1.10
Weighted average discount rate – operating leases	7.64%	6.12%

Undiscounted operating lease liabilities as of June 30, 2022, by year and in the aggregate, having non-cancelable lease terms in excess of one year were as follows:

As of
June 30,
2022
2022	$137
2023	220
2024	219
2025	9
2026	—
Thereafter	—
Total undiscounted lease payments	585
Less imputed interest	(57)
Total net lease liabilities	$528

6.    LEASES:

The Company has operating leases consisting of office space, lab space, and equipment with remaining lease terms of 1 to 3 years, subject to certain renewal options as applicable.

There was no sublease rental income for the year ended December 31, 2021 and 2020. The Company is not the lessor in any lease agreement, and no related party transactions for lease arrangements have occurred.

The table below presents certain information related to the lease costs for the Company’s operating and finance leases for the periods ended:

	For the Year Ended December 31,
	2021	2020
Operating lease cost	$225	$175
Short-term lease cost	32	48
Variable lease cost	140	401
Total lease cost	$397	$624

The total lease cost is included in the consolidated statements of operations as follows:

	For the Year Ended December 31,
	2021	2020
Research and development	$373	$562
Selling, general and administrative	24	62
Total lease cost	$397	$624

Right of use lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheets as follows:

	December 31,
	2021	2020
Assets
Operating lease right of use assets	$154	$236
Total lease assets	$154	$236
Liabilities
Current liabilities:
Operating lease liability – current portion	$87	$217
Noncurrent liabilities:
Operating lease liability, net of current portion	28	20
Total lease liabilities	$115	$237

The Company had no right of use lease assets and lease liabilities for financing leases as of December 31, 2021 and 2020.

The table below presents certain information related to the cash flows for the Company’s operating leases for the periods ended:

	For the Year Ended December 31,
	2021	2020
Operating cash outflows from operating leases	$276	$157
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$136	$—

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating and finance leases as of the period ended:

	For the Year Ended December 31,
	2021	2020
Weighted average remaining lease term (in years) – operating leases	1.40	1.35
Weighted average discount rate – operating leases	6.07%	6.30%

Undiscounted operating lease liabilities as of December 31, 2021, by year and in the aggregate, having non-cancelable lease terms in excess of one year were as follows:

As of
December 31,
2021
2022	$93
2023	22
2024	7
2025	—
2026	—
Thereafter	—
Total undiscounted lease payments	122
Less future minimum short-term lease payments	(3)
Less imputed interest	(4)
Total net lease liabilities	$115